EMPLOYEE BENEFIT PLANS (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of employee benefit plans
Current service cost and interest cost			$ 109,126
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)			$ 1,007
Short-term employee benefits accruals	$ 403,872	$ 351,697
Description of plan amendments, curtailments and settlements	As of December 2018, the Bank established an asset plan to secure the benefits promised in the Senior Management Pension Plan Premium.
Grupo Agromercantil Holding
Disclosure of employee benefit plans
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)	$ (770)	$ 5,384
Number of participants of retirement benefit plan receiving benefits	3,075	3,577
Grupo Agromercantil Holding | Employees Services Above Sixty years age [Member]
Disclosure of employee benefit plans
Description of retirement benefits promised to participants	if they are 70 years old and have 30 years of service, or if they are 65 years old and have 40 years of service.
Percentage of Monthly Nominal Wage in Retirement Pension Plan	50.00%
Grupo Agromercantil Holding | Employees Services Above forty years age [Member]
Disclosure of employee benefit plans
Description of retirement benefits promised to participants	if they are 70 years old and have 40 years of service, or they are 65 years old and have 45 years of service.
Percentage of Monthly Nominal Wage in Retirement Pension Plan	70.00%
Bottom of range
Disclosure of employee benefit plans
Actuarial assumption of mortality rates (in years)	32
Top of range
Disclosure of employee benefit plans
Actuarial assumption of mortality rates (in years)	75
Bancolombia Panama [Member]
Disclosure of employee benefit plans
Number of participants of retirement benefit plan receiving benefits	58	60
Severance obligation [Member]
Disclosure of employee benefit plans
Number of participants of retirement benefit plan receiving benefits	353	453
Retirement and senior management pension plan [Member] | EL SALVADOR
Disclosure of employee benefit plans
Number of participants of retirement benefit plan receiving benefits	2,850	2,837
Participants receiving benefits [Member] | Bancolombia Panama [Member]
Disclosure of employee benefit plans
Number of participants of retirement benefit plan receiving benefits	30	30
Employees of Banco Agricola and its subsidiaries [Member] | Retirement and senior management pension plan [Member] | EL SALVADOR
Disclosure of employee benefit plans
Number of participants of retirement benefit plan receiving benefits	1